Intangible Assets Intangible Assets - (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		$ 71
Contra Revenue Intangibles Amortization		69	$ 54	$ 29
Amortization of Intangible Assets		70	55	30
Finite-Lived Intangible Assets, Gross		1,449	1,455	1,462
Finite-Lived Intangible Assets, Other Changes		(6)	(7)
Finite-Lived Intangible Assets, Accumulated Amortization		163	93
Intangible assets, net	[1]	1,286	1,362
Finite-Lived Intangible Assets, Amortization Expense, Year Two		71
Finite-Lived Intangible Assets, Amortization Expense, Year Three		71
Finite-Lived Intangible Assets, Amortization Expense, Year Four		71
Finite-Lived Intangible Assets, Amortization Expense, Year Five		$ 71
Finite-Lived Intangible Asset, Useful Life		20 years
Accumulated Amortization of Out of Market Contracts		$ 3
Supply Commitment Arrangement [Domain]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		1,264	1,264	1,270
Finite-Lived Intangible Assets, Other Changes		0	(6)
Finite-Lived Intangible Assets, Accumulated Amortization		138	75
Intangible assets, net		1,126	1,189
Leasehold Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		86	86	86
Finite-Lived Intangible Assets, Other Changes		0	0
Finite-Lived Intangible Assets, Accumulated Amortization		9	5
Intangible assets, net		77	81
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		66	66	66
Finite-Lived Intangible Assets, Other Changes		0	0
Finite-Lived Intangible Assets, Accumulated Amortization		4	3
Intangible assets, net		62	63
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		15	15	15
Finite-Lived Intangible Assets, Other Changes		0	0
Finite-Lived Intangible Assets, Accumulated Amortization		7	6
Intangible assets, net		8	9
Emission Allowances [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		9	15	16
Finite-Lived Intangible Assets, Other Changes		(6)	(1)
Finite-Lived Intangible Assets, Accumulated Amortization		2	1
Intangible assets, net		7	14
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		3	3	3
Finite-Lived Intangible Assets, Other Changes		0	0
Finite-Lived Intangible Assets, Accumulated Amortization		1	1
Intangible assets, net		2	2
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		6	6	$ 6
Finite-Lived Intangible Assets, Other Changes		0	0
Finite-Lived Intangible Assets, Accumulated Amortization		2	2
Intangible assets, net		4	$ 4
Out of Market Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization		1
NRG Solar Blythe LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Out of Market Contracts		4
Spring Canyon [Member]
Finite-Lived Intangible Assets [Line Items]
Out of Market Contracts		$ 3
Finite-Lived Intangible Asset, Useful Life		25 years
Alta Wind XI [Member]
Finite-Lived Intangible Assets [Line Items]
Out of Market Contracts		$ 5

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.